Acquisitions (Details) - Schedule of proforma combined results of operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Proforma Combined Results Of Operations [Abstract]
Revenues	$ 5,643,449	$ 3,885,858	$ 15,927,943	$ 17,003,901	$ 18,477,166	$ 18,495,670
Operating loss	$ (1,415,979)	$ (1,300,481)	$ (7,096,841)	$ (2,387,786)
Loss per share, basic and diluted (in Dollars per share)	$ (0.07)	$ (0.09)	$ (0.77)	$ (0.17)
Weighted average shares outstanding, basic and diluted (in Shares)	28,008,542	13,818,890	28,008,542	13,818,890